Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenues
Crops	$ 57,730	$ 80,095	$ 56,422
Sugarcane	12,177	22,537	18,555
Cattle	5,351	8,022	10,055
Supplies	10,185	13,623	7,554
Consignment	7,198	4,376	3,443
Advertising and brokerage fees	5,438	4,973	4,812
Agricultural rental and other services	3,144	3,975	3,408
Income from sales and services from agricultural business	101,223	137,601	104,249
Trading properties and developments	3,807	1,089	3,620
Rental and services	70,414	58,678	38,808
Hotel operations, tourism services and others	14,961	9,266	3,253
Income from sales and services from urban properties and investment business	89,182	69,033	45,681
Revenues	$ 190,405	$ 206,634	$ 149,930